Other non-current assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Other non-current assets, net
Summary of other non-current assets, net

	As of December 31,
	2021	2022
	RMB	RMB
Prepayments on long‑term assets (a)	31,379	13,398
Deposits for rental	17,582	6,423
Other non‑current assets	48,961	19,821
Less: impairment	—	(6,363)
Other non‑current assets, net	48,961	13,458
(a)	The Group made certain prepayments for the purchase of manufacturing equipment and software.